Consolidated Statements of Changes in Stockholders' Equity and Comprehensive Income (AUD)	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income [Member]
Beginning Balance at Dec. 31, 2010	47,219,079	15,887	77,034,717	(29,533,213)	(298,312)
Beginning Balance, Shares at Dec. 31, 2010		158,871,495
Net loss	(14,692,117)	0	0	(14,692,117)	0
Other comprehensive gain (loss)	83,339	0	0	0	83,339
Exercise of stock options issued to employees	79,504	18	79,486	0	0
Exercise of stock options issued to employees, Shares	181,999	181,999
Shares issued to employees	76,959	9	76,950	0	0
Shares issued to employees, Shares		86,471
Stock option expense	2,255,842	0	2,255,842	0	0
Ending Balance at Dec. 31, 2011	35,022,606	15,914	79,446,995	(44,225,330)	(214,973)
Ending Balance, Shares at Dec. 31, 2011		159,139,965
Net loss	(9,131,222)	0	0	(9,131,222)	0
Other comprehensive gain (loss)	(83,339)	0	0	0	(83,339)
Issuance of ordinary shares at A$0.90 per share, net of issuance costs	12,524,124	1,463	12,522,661	0	0
Issuance of ordinary shares at A$0.90 per share, net of issuance costs, Shares		14,626,713
Exercise of stock options issued to employees	24,086	11	24,075	0	0
Exercise of stock options issued to employees, Shares	115,240	115,240
Shares issued to employees	84,960	8	84,952	0	0
Shares issued to employees, Shares		77,945
Stock option expense	930,924	0	930,924	0	0
Ending Balance at Dec. 31, 2012	39,372,139	17,396	93,009,607	(53,356,552)	(298,312)
Ending Balance, Shares at Dec. 31, 2012		173,959,863
Net loss	(11,633,807)	0	0	(11,633,807)	0
Other comprehensive gain (loss)	0
Issuance of warrants	923,104	0	923,104	0	0
Exercise of stock options issued to employees	360,598	150	360,448	0	0
Exercise of stock options issued to employees, Shares	1,497,025	1,497,025
Shares issued to employees	70,972	14	70,958	0	0
Shares issued to employees, Shares		143,717
Stock option expense	590,934	0	590,934	0	0
Ending Balance at Dec. 31, 2013	29,683,940	17,560	94,955,051	(64,990,359)	(298,312)
Ending Balance, Shares at Dec. 31, 2013		175,600,605